FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Tables)	12 Months Ended
Jul. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments
	July 31, 2019		July 31, 2018
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Cash and cash equivalents	$4,117,647	$4,117,647	$5,255,073	$5,255,073
Marketable securities	$3,580,227	$3,580,227	$3,141,828	$3,141,828
Restricted cash	$1,146,077	$1,146,077	$1,624,550	$1,624,550
Security deposits payable	$882,615	$882,615	$1,343,671	$1,343,671
Mortgage	$5,298,610	$5,298,610	$5,467,111	$4,939,149